Derivative Instruments and Hedging Activities (Classification within the Condensed Consolidated Statements of Results of Operations or Balance Sheets of the Gains and Losses) (Details) (USD $)
In Millions, unless otherwise specified
	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in unrealized gain / (loss)	$ (1.8)	$ (5.9)	$ (3.0)	$ 0.9	$ 17.0
Gain (Loss) on Derivative Instruments, Net, Pretax	(2.6)	(1.9)	(3.1)	2.4	(32.1)
Partner's share of gain (loss)					4.2
Regulatory (asset)/liability			(0.1)		0.4
Derivative, Gain (Loss) on Derivative, Net	(4.4)	(7.8)	(6.1)	3.3	(15.1)
NYMEX Coal Contract [Member]
Change in unrealized gain / (loss)					14.5
Gain (Loss) on Derivative Instruments, Net, Pretax					(29.5)
Partner's share of gain (loss)					4.2
Regulatory (asset)/liability					1.0
Derivative, Gain (Loss) on Derivative, Net					(15.0)
Commodity Contract - FTR [Member]
Change in unrealized gain / (loss)	0.9	(0.3)	(0.8)	0.3	(0.2)
Gain (Loss) on Derivative Instruments, Net, Pretax	(0.1)		0.7	1.2	0.5
Derivative, Gain (Loss) on Derivative, Net	0.8	(0.3)	(0.1)	1.5	0.3
Commodity Contract - Heating Oil [Member]
Change in unrealized gain / (loss)	0.1	(0.1)	(0.6)		(1.6)
Gain (Loss) on Derivative Instruments, Net, Pretax	(0.1)	0.1	(0.1)	0.1	1.9
Regulatory (asset)/liability			(0.1)		(0.6)
Derivative, Gain (Loss) on Derivative, Net			(0.7)	0.1	0.3
Forward Contract Power [Member]
Change in unrealized gain / (loss)	(2.9)	(5.5)	(1.5)	0.6	4.3
Gain (Loss) on Derivative Instruments, Net, Pretax	(2.3)	(2.0)	(3.6)	1.1	(5.0)
Derivative, Gain (Loss) on Derivative, Net	(5.2)	(7.5)	(5.1)	1.7	(0.7)
Natural Gas [Member]
Change in unrealized gain / (loss)	0.1
Gain (Loss) on Derivative Instruments, Net, Pretax	(0.1)
Natural Gas Contract [Member]
Change in unrealized gain / (loss)			(0.1)
Gain (Loss) on Derivative Instruments, Net, Pretax			(0.1)
Derivative, Gain (Loss) on Derivative, Net			(0.2)
Revenue [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax	(0.3)
Derivative, Gain (Loss) on Derivative, Net					(5.1)
Revenue [Member] | Forward Contract Power [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax	(0.3)
Derivative, Gain (Loss) on Derivative, Net					(5.1)
Fuel [Member]
Derivative, Gain (Loss) on Derivative, Net			(0.6)	0.1	(19.5)
Fuel [Member] | NYMEX Coal Contract [Member]
Derivative, Gain (Loss) on Derivative, Net					(20.2)
Fuel [Member] | Commodity Contract - Heating Oil [Member]
Derivative, Gain (Loss) on Derivative, Net			(0.6)	0.1	0.7
O&M [Member]
Derivative, Gain (Loss) on Derivative, Net					0.2
O&M [Member] | Commodity Contract - Heating Oil [Member]
Derivative, Gain (Loss) on Derivative, Net					0.2
Purchased Power [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax	(4.1)	(7.8)
Derivative, Gain (Loss) on Derivative, Net			(5.4)	3.2	4.7
Purchased Power [Member] | Commodity Contract - FTR [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax	0.8	(0.3)
Derivative, Gain (Loss) on Derivative, Net			(0.1)	1.5	0.3
Purchased Power [Member] | Forward Contract Power [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax	(4.9)	(7.5)
Derivative, Gain (Loss) on Derivative, Net			(5.1)	1.7	4.4
Purchased Power [Member] | Natural Gas Contract [Member]
Derivative, Gain (Loss) on Derivative, Net			$ (0.2)